Schedule of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance	$ 22,275,313	$ 40,937,370		[1]
Goodwill acquired during the year		11,292,685	40,964,350
Foreign currency translation	443,801	(2,982,111)	(26,980)
Goodwill gross beginning balance	49,247,944	40,937,370
Accumulated goodwill impairment charges	(26,972,631)
Impairment charges	(16,135,000)	(26,972,631)
Goodwill gross ending balance		49,247,944	40,937,370
Accumulated goodwill impairment charges		(26,972,631)
Goodwill, ending balance	6,584,114	22,275,313	40,937,370
EEG iGaming [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance	19,660,481	15,109,012		[1]
Goodwill acquired during the year		11,292,685	15,146,258
Foreign currency translation	443,801	(2,888,340)	(37,246)
Goodwill gross beginning balance	23,513,357	15,109,012
Accumulated goodwill impairment charges	(3,852,876)
Impairment charges	(14,500,000)	(3,852,876)
Goodwill gross ending balance		23,513,357	15,109,012
Accumulated goodwill impairment charges		(3,852,876)
Goodwill, ending balance	5,604,282	19,660,481	15,109,012
EEG Games [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, beginning balance	2,614,832	25,828,358		[1]
Goodwill acquired during the year			25,818,092
Foreign currency translation		(93,771)	10,266
Goodwill gross beginning balance	25,734,587	25,828,358
Accumulated goodwill impairment charges	(23,119,755)
Impairment charges	(1,635,000)	(23,119,755)
Goodwill gross ending balance		25,734,587	25,828,358
Accumulated goodwill impairment charges		(23,119,755)
Goodwill, ending balance	$ 979,832	$ 2,614,832	$ 25,828,358

[1]	As of July 1, 2020 the Company had not yet acquired any goodwill.